UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06041

The Central Europe and Russia Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS	JULY 31, 2012 (unaudited)

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

Shares	Description	Value(a)
INVESTMENTS IN RUSSIA – 66.7%
	COMMON STOCKS – 63.9%
	CHEMICALS – 3.5%
390,000	Uralkali (GDR) Reg S	$16,255,200
	COMMERCIAL BANKS – 10.9%
16,500,000	Sberbank	46,020,150
1,250,000	VTB Bank (GDR) Reg S	4,087,500
		50,107,650
	CONSTRUCTION MATERIALS – 1.0%
1,000,000	LSR Group (GDR) Reg S	4,470,000
	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.4%
500,000	Rostelecom	1,728,900
	ELECTRIC UTILITIES – 0.9%
216,633	OJSC Enel OGK-5 (GDR)*	557,548
2,200,000,000	OJSC INTER RAO UES*	1,804,000
750,000	RusHydro (ADR)	1,837,500
		4,199,048
	FOOD & STAPLES RETAILING – 2.5%
350,000	Magnit (GDR) Reg S	11,336,500
	INTERNET SOFTWARE & SERVICES – 2.3%
150,000	Mail.ru Group Ltd. (GDR) Reg S*	4,548,000
300,000	Yandex*†	5,931,000
		10,479,000
	METALS & MINING – 3.7%
500,000	Mechel Steel Group†	3,205,000
57,884	MMC Norilsk Nickel	9,008,400
354,302	Polymetal International	4,838,183
		17,051,583
	OIL, GAS & CONSUMABLE FUELS – 29.6%
3,198,000	Gazprom	14,962,802
4,435,000	Gazprom (ADR)	41,045,925
300,000	LUKOIL	17,041,680
415,000	LUKOIL (ADR)†	23,447,500
200,000	NovaTek (GDR) Reg S	22,620,000
450,000	Tatneft (ADR)	16,938,000
52,000	Vostok Gas*†	1,685
		136,057,592

Shares	Description	Value(a)
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 1.4%
1,000,000	Etalon Group (GDR) Reg S*	$6,405,000
	SPECIALTY RETAIL – 1.1%
600,000	M Video	4,960,320
	WIRELESS TELECOMMUNICATION SERVICES – 6.6%
1,200,000	Mobile Telesystems	9,244,440
200,000	Mobile Telesystems (ADR)†	3,740,020
250,000	Mobile Telesystems (GDR) Reg S	4,675,025
400,000	Sistema JSFC (GDR) Reg S	8,296,000
525,000	VimpelCom (ADR)†	4,452,000
		30,407,485
	Total Common Stocks (cost $253,921,998)	293,458,278
	PREFERRED STOCKS – 2.8%
	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.8%
1,600,000	Rostelecom (cost $5,151,597)	3,907,680
	OIL, GAS & CONSUMABLE FUELS – 2.0%
2,000	AK Transneft (cost $2,715,420)	3,203,819
1,000,000	Surgutneftegaz (ADR)† (cost $4,690,963)	5,825,700
		9,029,519
	Total Preferred Stocks (cost $12,557,980)	12,937,199
	Total Investments in Russia (cost $266,479,978)	306,395,477
INVESTMENTS IN TURKEY – 16.0%
	BEVERAGES – 0.2%
80,000	Anadolu Efes Biracilik ve Malt Sanayii	1,088,071

6

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2012 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN TURKEY – 16.0% (continued)
	COMMERCIAL BANKS – 7.6%
1,750,000	Akbank	$6,594,203
3,850,000	Turkiye Garanti Bankasi	15,022,297
450,000	Turkiye Halk Bankasi	3,862,876
2,200,000	Turkiye IS Bankasi	6,450,390
1,400,000	Yapi ve Kredi Bankasi*	2,895,206
		34,824,972
	CONSTRUCTION & ENGINEERING – 1.1%
1,350,000	Tekfen Holding	5,177,257
	DIVERSIFIED FINANCIAL SERVICES – 0.5%
500,000	Haci Omer Sabanci Holding	2,196,210
	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.6%
750,000	Turk Telekomunikasyon	2,901,338
	FOOD & STAPLES RETAILING – 1.7%
115,000	Bim Birlesik Magazalar	5,000,000
175,000	Bizim Toptan Satis Magazalari AS	2,585,006
		7,585,006
	INDUSTRIAL CONGLOMERATES – 0.6%
550,000	Akfen Holding*	2,857,302
	INSURANCE – 0.7%
1,250,000	Anadolu Hayat Emeklilik	3,414,158
	METALS & MINING – 0.9%
200,000	Koza Altin Isletmeleri	3,957,637
	OIL, GAS & CONSUMABLE FUELS – 1.0%
200,000	Tupras Turkiye Petrol Rafinerileri	4,414,716
	TRANSPORTATION INFRASTRUCTURE – 1.0%
850,000	TAV Havalimanlari Holding	4,662,207
	WIRELESS TELECOMMUNICATION SERVICES – 0.1%
47,444	Turkcell Iletism Hizmetleri*	265,782
	Total Investments in Turkey (cost $48,300,123)	73,344,656

Shares	Description	Value(a)
INVESTMENTS IN POLAND – 10.8%
	COMMERCIAL BANKS – 3.4%
75,000	Bank Pekao	$3,145,154
1,300,000	Powszechna Kasa Oszczednosci Bank Polski	12,673,606
		15,818,760
	DIVERSIFIED TELECOMMUNICATION SERVICES – 2.6%
1,950,000	Netia*†	3,480,367
1,750,000	Telekomunikacja Polska	8,267,841
		11,748,208
	ELECTRIC UTILITIES – 0.6%
2,000,000	Tauron Polska Energia	2,759,696
	INSURANCE – 2.3%
100,000	Powszechny Zaklad Ubezpieczen	10,618,832
	METALS & MINING – 1.9%
225,000	KGHM Polska Miedz†	8,551,309
	Total Investments in Poland (cost $43,068,533)	49,496,805
INVESTMENTS IN CZECH REPUBLIC – 2.8%
	COMMERCIAL BANKS – 0.5%
12,500	Komercni Banka	2,123,374
	DIVERSIFIED TELECOMMUNICATION SERVICES – 1.4%
350,000	Telefonica Czech Republic†	6,607,940
	ELECTRIC UTILITIES – 0.9%
125,000	Ceske Energeticke Zavody	4,204,281
	Total Investments in Czech Republic (cost $10,448,644)	12,935,595
INVESTMENTS IN HUNGARY – 1.7%
	COMMERCIAL BANKS – 1.7%
527,000	OTP Bank	8,153,061
	Total Investments in Hungary (cost $6,671,636)	8,153,061
	Total Investments in Common and Preferred Stocks – 98.0% (cost $374,968,914)	450,325,594

7

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2012 (unaudited) (continued)

Shares	Description	Value(a)
SECURITIES LENDING COLLATERAL – 5.7%
25,937,486	Daily Assets Fund Institutional, 0.25% (cost $25,937,486)(b)(c)	$25,937,486
CASH EQUIVALENTS – 0.7%
3,132,466	Central Cash Management Fund, 0.14% (cost $3,132,466)(c)	3,132,466
	Total Investments – 104.4% (cost $404,038,866)**	479,395,546
	Other Assets and Liabilities, Net – (4.4%)	(20,348,821)
	NET ASSETS – 100.0%	$459,046,725

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.

**  The cost for federal income tax purposes was $404,458,595. At July 31, 2012, net unrealized appreciation for all securities based on tax cost was $74,936,951. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $117,458,366 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $42,521,415.

†  All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2012 amounted to $25,164,945, which is 5.5% of net assets.

(a)  Value stated in U.S. dollars.

(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

Reg S – Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry sub-groups or industries.

8

THE CENTRAL EUROPE AND RUSSIA FUND, INC.

SCHEDULE OF INVESTMENTS — JULY 31, 2012 (unaudited) (continued)

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund's investments.

Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Russia	$305,836,244	$557,548	$1,685	$306,395,477
Turkey	73,344,656	—	—	73,344,656
Poland	49,496,805	—	—	49,496,805
Czech Republic	12,935,595	—	—	12,935,595
Hungary	8,153,061	—	—	8,153,061
Short-Term Instruments(1)	29,069,952	—	—	29,069,952
Total	$478,836,313	$557,548	$1,685	$479,395,546

(1) See Schedule of Investments for additional detailed categorizations.

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended July 31, 2012.

9

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe and Russia Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	September 18, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 18, 2012